Segment information (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Revenue, Major Customer [Line Items]
Revenues	$ 47,665,674	$ 58,829,900
CHINA
Revenue, Major Customer [Line Items]
Revenues	47,109,549	58,129,408
Foreign Countries [Member]
Revenue, Major Customer [Line Items]
Revenues	$ 556,125	$ 700,492
Sales Revenue, Net [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	72.00%	68.00%
Sales Revenue, Net [Member] | CHINA
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	99.00%
Sales Revenue, Net [Member] | Foreign Countries [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	9.00%
Products Sales [Member] | CHINA
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	90.00%
Products Sales [Member] | Foreign Countries [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	10.00%